SHARE CAPITAL AND SHARE BASED COMPENSATION - Time based RSU's (Details) - Time based restricted stock units - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share options:
Restricted stock units	0	700
Award vesting period (in years)	3 years
Nonvested, Number of Shares
Non vested RSU's starting balance (in shares)	748
Vested during the year (in shares)	(264)
Forfeited during the year (in shares)	(141)
Non vested RSU's ending balance (in shares)	343	748
Weighted average grant date fair value per share
Non vested RSU's starting balance (in dollars per share)	$ 10.02
Vested during the year (in dollars per share)	10.94
Forfeited during the year (in dollars per share)	9.07
Non vested RSU's ending balance (in dollars per share)	$ 9.71	$ 10.02
Remaining performance period (in years)	1 year 1 month 6 days	2 years